TAX SITUATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of tax situation [Abstract]
Disclosure of detailed information about reconciliation between the statutory income tax rate and the effective tax rate [Text Block]
The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:

	2018	2017	2016
	%	%	%

Peruvian statutory income tax rate	29.50	29.50	28.00
Increase (decrease) in the statutory tax rate due to:
(i) Increase (decrease) arising from net income (loss) of subsidiaries not domiciled in Peru	0.09	(1.82)	(0.04)
(ii) Non-taxable income, net	(2.39)	(2.69)	(1.23)
(iii)Effect of change in Peruvian tax rates	–	–	(0.53)
Effective income tax rate	27.20	24.99	26.20

Disclosure of detailed information about income tax expenses [Text Block]

Income tax expense for the years ended December 31, 2018, 2017 and 2016 comprises:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Current -
In Peru	1,315,896	1,262,302	1,098,125
In other countries	113,912	134,540	155,095
	1,429,808	1,396,842	1,253,220

Deferred -
In Peru	87,952	(18,264)	31,472
In other countries	3,149	14,708	10,748
Effect of change in Peruvian tax rates	–	–	(13,992)
	91,101	(3,556)	28,228
Total	1,520,909	1,393,286	1,281,448

Disclosure of deferred taxes [text block]
The following table presents a summary of the Group’s deferred income tax:

	2018	2017
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	674,689	604,828
Provision for sundry expenses	46,314	44,885
Unrealized loss in valuation on cash flow hedge derivatives	9,286	22,039
Provision for sundry risks	285	20,173
Impairments in buildings for rent depreciation	20,479	17,489
Fluctuation of the fair value of the covered bonds	–	8,734
Carry forward tax losses	6,790	13,332
Unrealized losses due to valuation of investments at fair value through other comprehensive income	4,105	–
Unrealized losses due to valuation of investments available for sale.	–	2,563
Others	41,597	40,447

Deferred liability
Intangibles, net	(159,621)	(132,553)
Buildings depreciation	(68,398)	(70,515)
Adjustment for difference in exchange of SUNAT and SBS	(47,289)	(35,660)
Fluctuation of the fair value of the covered bonds	(16,558)	–
Deferred acquisitions costs - DAC	(14,913)	(12,855)
Unrealized gain in valuation on cash flow hedge derivatives	(6,608)	(8,431)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(3,190)	–
Unrealized gain due to valuation of investments available for sale	–	(8,095)
Buildings revaluation	(5,356)	(5,917)
Unrealized gain in valuation on fair value hedge derivatives	(5,201)	(5,687)
Others	(12,694)	(14,720)
Total	463,717	480,057

Deferred income tax liability, net
Deferred asset
Carry forward tax losses	20,369	14,039
Unrealized losses due to valuation of investments at fair value through other comprehensive income	11,893	–
Unrealized losses due to valuation of investments available for sale.	–	1,746
Provision for sundry risks, net	3,761	8,750
Deferred income due to commission – DIL	7,503	8,326
Others	13,424	11,154

Deferred liability
Intangibles, net	(36,907)	(48,797)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Deferred acquisitions costs – DAC	(28,581)	(30,322)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(20,790)	–
Unrealized gain due to valuation of investments available for sale.	–	(41,910)
Fluctuation due to valuation of investments at fair value through profit or loss investments	(3,061)	–
Catastrophic insurance reserve	(9,950)	(9,561)
Leasing operations related to loans	(4,788)	(5,063)
Buildings depreciation	(3,076)	(2,736)
Buildings revaluation	(1,694)	(2,578)
Others	(17,191)	(13,813)
Total	(108,603)	(150,280)

Disclosure Income Tax Returns Major Subsidiaries Open For Examination Tax Authorities [Text Block]
Income tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú S.A.	2013 to 2018
Mibanco, Banco de la Microempresa S.A.	2014 to 2018
Prima AFP S.A	2014, 2016 to 2018
Pacífico Compañía de Seguros y Reaseguros	2014 to 2018
Pacífico Peruano Suiza	2014 to 2017

Disclosure Income Tax Returns Subsidiaries Respective Tax Authorities [Text Block]	The annual income tax declarations pending examination by the overseas tax authorities are the following:

Banco de Crédito de Bolivia	2011, 2012, 2014 to 2018
Credicorp Capital Colombia	2016 to 2018
Credicorp Capital Holding Chile	2014 to 2018